Stockholders' equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note
Stockholders' Equity

Note 26 – Stockholders’ equity

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation’s shares of preferred stock issued and outstanding at December 31, 2015 and 2014 consisted of:

  6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $ 1.4 million for the year ended December 31, 2015, 2014 and 2013. Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2015, 2014 and 2013.
  8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. The redemption price per share is $25.00. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2015, 2014 and 2013. Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2015, 2014 and 2013.

As part of the Series C Preferred Stock transaction with the U.S. Treasury effected on December 5, 2008, the Corporation issued to the U.S. Treasury a warrant to purchase 2,093,284 shares of the Corporation’s common stock at an exercise price of $67 per share. On July 23, 2014, the Corporation completed the repurchase of the outstanding warrant at a repurchase price of $3.0 million. With the completion of this transaction, the Corporation completed its exit from the TARP Capital Purchase Program.

The Corporation’s common stock trades on the NASDAQ Stock Market LLC (the “NASDAQ”) under the symbol BPOP. The Corporation voluntarily delisted its 2003 Series A and 2008 Series B Preferred Stock from the NASDAQ effective October 8, 2009.

On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation’s stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.’s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.

In connection with the reverse stock split, the Corporation amended its Restated Certificate of Incorporation to reduce the number of shares of its authorized common stock from 1,700,000,000 to 170,000,000.

The reverse stock split did not affect the par value of a share of the Corporation’s common stock.

At the effective date of the reverse stock split, the stated capital attributable to common stock on the Corporation’s consolidated statement of financial condition was reduced by dividing the amount of the stated capital prior to the reverse stock split by 10, and the additional paid-in capital (surplus) was credited with the amount by which the stated capital was reduced. This was also reflected retroactively for prior periods presented in the financial statements.

The Corporation’s common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation’s Board of Directors.

During the year 2015 the Corporation reinstated the payment of dividends to shareholders of common stock. Cash dividends of $ 0.30 per common share outstanding were declared during 2015 (no dividends were declared in 2014 and 2013). The dividends declared during 2015 amounted to $ 31.1 million, of which $15.5 million were payable to shareholders of common stock at December 31, 2015 ($0 as of December 31, 2014 and 2013).

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR’s net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR’s statutory reserve fund amounted to $ 495 million at December 31, 2015 (2014 - $ 469 million; 2013 - $ 445 million). During 2015, $ 26 million was transferred to the statutory reserve account (2014 - $ 24 million, 2013 - $ 13 million). BPPR was in compliance with the statutory reserve requirement in 2015, 2014 and 2013.